                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  January 1, 2008 - March 31, 2008

                                                      NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Shares                                                             Market Value
------                                                             ------------
         COMMON STOCKS -- 97.9%
         AEROSPACE/DEFENSE -- 1.3%
 1,485   BAE Systems plc ADR (Britain)                             $     57,288
                                                                   ------------
         AUTOMOBILES -- 1.5%
 2,451   HONDA MOTOR CO., LTD. ADR (Japan)                               70,613
                                                                   ------------
         BANKING -- 7.3%
 2,296   ABB Ltd. ADR (Switzerland)                                      61,808
 5,846   Banco Sandander Central S.A. ADR (Spain)                       116,570
   968   Credit Suisse Group ADR (Switzerland)                           49,252
   787   HSBC Holdings plc ADR (Britain)                                 64,770
 1,530   National Australia Bank Ltd. ADR (Australia)*                   42,109
                                                                   ------------
                                                                        334,509
                                                                   ------------
         BUILDING MATERIALS & PRODUCTS -- 1.7%
 1,934   Chicago Bridge & Iron Co. N.V. ADR (Netherlands)                75,890
                                                                   ------------
         CHEMICALS -- 2.3%
   682   Potash Corp. of Saskatchewan, Inc. (Canada)                    105,853
                                                                   ------------
         COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 7.4%
 2,012   GigaMedia Ltd. (Taiwan)*                                        31,367
 1,721   KONAMI Corp. ADR (Japan)                                        65,811
 2,659   Logitech International S.A. ADR (Switzerland)*                  67,645
 1,756   SAP AG ADR (Germany)                                            87,045
 2,156   Trend Micro, Inc. ADR (Japan)                                   84,694
                                                                   ------------
                                                                        336,562
                                                                   ------------
         ELECTRIC SERVICES -- 1.9%
 1,588   Enel S.p.A. ADR (Italy)                                         84,547
                                                                   ------------
         ELECTRONICS -- 7.8%
 1,375   Canon, Inc. ADR (Japan)                                         63,759
 5,557   Matsushita Electric Industrial Co., Ltd. ADR (Japan)           120,642
 1,797   Nintendo Co., Ltd. ADR (Japan)                                 115,997
 1,345   SONY CORP. ADR (Japan)                                          53,894
                                                                   ------------
                                                                        354,292
                                                                   ------------
         FINANCIAL SERVICES -- 2.0%
 4,650   Allianz SE ADR (Germany)                                        91,419
                                                                   ------------
         FOOD, BEVERAGE & TOBACCO -- 7.5%
 1,426   British American Tobacco plc ADR (Britain)                     108,019
   869   Diageo plc ADR (Britain)                                        70,667

   846   Nestle S.A. ADR (Switzerland)                                  105,708
 2,483   Tesco plc ADR (Britain)                                         56,111
                                                                   ------------
                                                                        340,505
                                                                   ------------
         HEALTHCARE PRODUCTS & SERVICES -- 2.0%
 1,134   Bayer AG ADR (Germany)                                          91,282
                                                                   ------------
         INDUSTRIAL -- 4.2%
   843   Barrick Gold Corp. (Canada)                                     36,628
 1,560   Companhia Vale do Rio Doce ADR (Brazil)                         54,038
 1,769   KUBOTA CORP. ADR (Japan)                                        55,105
   404   Siemens AG ADR (Germany)                                        44,012
                                                                   ------------
                                                                        189,783
                                                                   ------------
         INSURANCE -- 3.2%
 1,889   Axa ADR (France)                                                68,212
 2,124   ING Groep N.V. ADR (Netherlands)                                79,374
                                                                   ------------
                                                                        147,586
                                                                   ------------
         MEDICAL EQUIPMENT & SUPPLIES -- 2.0%
 1,366   Smith & Nephew plc ADR (Britain)                                90,142
                                                                   ------------
         MISCELLANEOUS FABRICATED PRODUCTS -- 1.4%
   785   ArcelorMittal ADR (Luxembourg)                                  64,213
                                                                   ------------
         OIL/GAS -- 14.5%
   506   BASF AG ADR (Germany)                                           68,665
 1,807   E. ON AG ADR (Germany)                                         112,701
 1,472   EnCana Corp. (Canada)                                          111,504
   813   Santos Ltd. ADR (Australia)                                     42,975
   818   Schlumberger Ltd. (United States)                               71,166
 2,195   Statoil ASA ADR (Norway)                                        65,565
   742   Total S.A. ADR (France)                                         54,915
   579   Transocean, Inc. (United States)                                78,281
 1,691   Ultrapar Participacoes S.A. ADR (Brazil)                        58,289
                                                                   ------------
                                                                        664,061
                                                                   ------------
         PHARMACEUTICALS -- 10.8%
   602   Alcon, Inc. (Switzerland)                                       85,635
 1,373   GlaxoSmithKline plc ADR (Britain)                               58,256
 1,723   ICON plc ADR (Ireland)*                                        111,805
 2,242   Novo-Nordisk A/S ADR (Denmark)                                 155,237
 1,792   Teva Pharmaceutical Industries Ltd. ADR (Israel)                82,772
                                                                   ------------
                                                                        493,705
                                                                   ------------
         SEMICONDUCTORS -- 1.0%
 8,800   ARM Holdings plc ADR (Britain)                                  46,376
                                                                   ------------
         TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 15.2%
 1,272   America Movil ADR (Mexico)                                      81,014

 1,076   BT Group plc ADR (Britain)                                      46,376
   738   China Mobile Ltd. ADR (Hong Kong)                               55,357
 3,845   Nokia Oyj ADR (Finland)                                        122,387
   787   Research In Motion Ltd. (Canada)*                               88,325
 1,259   Telefonica S.A. ADR (Spain)                                    108,916
 1,364   Telenor ASA ADR (Norway)                                        78,510
 2,005   Vimpel-Communications ADR (Russia)                              59,929
 2,014   Vodafone Group plc ADR (Britain)                                59,433
                                                                   ------------
                                                                        700,247
                                                                   ------------
         TOOLS & HARDWARE -- 1.0%
 1,409   Makita Corp. ADR (Japan)                                        44,186
                                                                   ------------
         UTILITIES -- 1.9%
 1,263   Veolia Environnement ADR (France)                               88,322
                                                                   ------------
         TOTAL COMMON STOCKS (COST $4,136,996)                        4,471,381
                                                                   ------------
         MONEY MARKET FUNDS -- 2.1%
97,188   JPMorgan 100% U.S. Treasury Securities Money Market
            Fund (Cost $97,188)                                          97,188
                                                                   ------------
         TOTAL INVESTMENTS -- 100.0%
            (COST $4,234,184)                                         4,568,569
         LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                   (1,276)
                                                                   ------------
         NET ASSETS -- 100.0%                                      $  4,567,293
                                                                   ============

*    Non-Income producing.

ADR  -- American Depositary Receipts

                     See Notes to Portfolio of Investments.

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                                                      NAVELLIER MILLENNIUM FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                             LEVEL 1 -    LEVEL 2 - OTHER    LEVEL 3 - SIGNIFICANT
                              QUOTED        SIGNIFICANT          UNOBSERVABLE
                              PRICES     OBSERVABLE INPUTS           INPUTS
                            ----------   -----------------   ---------------------
INVESTMENTS IN SECURITIES   $4,568,569          $--                   $--

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2008, the Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                   FEDERAL    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                  TAX COST      APPRECIATION       DEPRECIATION      APPRECIATION
                                 ----------   ----------------   ----------------   --------------
International Growth Portfolio   $4,249,307       $562,309          $(243,047)         $319,262

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 12, 2008                      THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 12, 2008                      By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  May 12, 2008                      By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer